Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 96.1%
Arizona — 2 .3%
$ 3,000,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/28 ........... $ 3,129,909
3,000,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/29 ........... 3,180,723
3,190,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/30 ........... 3,429,163
5,150,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/34 ........... 5,750,738
5,000,000 Arizona Board of Regents Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/35 ........... 5,610,498
2,500,000 Arizona Board of Regents University &
College Improvements Revenue
Bonds, Series A,
5 .00% , 07/01/33 ........... 2,772,272
2,960,000 Arizona Board of Regents University &
College Improvements Revenue
Bonds, Series A,
5 .00% , 07/01/34 ........... 3,305,279
6,185,000 Arizona Department of Transportation
State Highway Improvements
Revenue Bonds,
5 .00% , 07/01/31 ........... 6,747,716
14,975,000 Arizona Department of Transportation
State Highway Improvements
Revenue Bonds,
5 .00% , 07/01/32 ........... 16,515,985
15,000,000 Arizona Department of Transportation
State Highway Improvements
Revenue Bonds,
5 .00% , 07/01/35 ........... 16,890,453
15,000,000 Arizona Department of Transportation
State Highway Improvements
Revenue Bonds,
5 .00% , 07/01/39 ........... 16,469,520
5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5 .00% , 07/01/29 ........... 5,253,427
Principal
Amount Value
Arizona (continued)
$ 2,005,000 City of Phoenix School Improvements
GO, Series B,
4 .41% , 07/01/28 ........... $ 2,006,261
3,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds, Series A,
5 .00% , 01/01/33 ........... 3,983,212
7,100,000 Salt River Project Agricultural
Improvement & Power District
Current Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/37 ........... 7,907,379
102,952,535
California — 2 .7%
17,500,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series 3,
5 .00% , 08/15/65 ........... 19,741,557
4,735,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5 .00% , 05/15/32 ........... 5,102,423
2,250,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5 .00% , 05/15/27 ........... 2,288,901
2,810,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5 .00% , 05/15/27 ........... 2,864,086
2,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5 .00% , 05/15/30 ........... 2,160,753
10,000,000 County of Santa Clara GO, Series C,
4 .30% , 08/01/27 ........... 10,012,630
10,000,000 County of Santa Clara GO, Series C,
4 .33% , 08/01/29 ........... 9,955,899
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/27 ........... 5,101,955
4,200,000 San Francisco City & County Airport
& Marina Improvements
Revenue Bonds, Series A,
5 .00% , 05/01/34 ........... 4,587,751

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5 .25% , 05/01/38 ........... $ 5,539,397
11,000,000 San Francisco City & County Public
Utilities Commission Wastewater
Revenue Bonds, Series A,
4 .66% , 10/01/27 ........... 11,040,490
10,000,000 State of California Current Refunding
GO,
5 .00% , 10/01/37 ........... 10,761,560
16,195,000 State of California Current Refunding
GO, (AGM),
5 .25% , 08/01/32 ........... 17,958,167
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5 .00% , 05/15/32 ........... 11,054,367
5,000,000 University of California University &
College Improvements Revenue
Bonds, Series CI,
4 .50% , 05/15/31 ........... 4,976,642
123,146,578
Colorado — 3 .3%
20,000,000 Boulder Larimer & Weld Counties
St. Vrain Valley School District
School Improvements GO, Series
1J, (State Aid Withholding),
5 .00% , 12/15/26 ........... 20,177,534
27,720,000 City & County of Denver Co. Airport
System & Marina Improvements
Refunding Revenue Bonds, Series
A,
5 .00% , 12/01/28 ........... 28,868,453
11,590,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series A,
5 .00% , 11/15/27 ........... 11,898,818
6,175,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5 .00% , 11/15/36 ........... 6,556,251
10,000,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5 .00% , 12/01/32 ........... 10,328,974
2,225,000 City & County of Denver Co. Airport
System Revenue Bonds, Series C,
5 .00% , 11/15/27 ........... 2,289,689
Principal
Amount Value
Colorado (continued)
$ 15,000,000 Colorado Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 11/15/29 ........... $ 15,757,915
4,545,000 Colorado Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/15/37 ........... 4,858,860
15,000,000 Colorado Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series B,
5 .00% , 11/15/31 ........... 16,153,121
1,000,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .33% , 05/01/29 ........... 995,850
1,295,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .51% , 05/01/30 ........... 1,290,667
2,245,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .63% , 05/01/31 ........... 2,228,300
2,935,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .83% , 05/01/32 ........... 2,919,507
2,750,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4 .93% , 05/01/33 ........... 2,735,044
2,425,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
5 .15% , 11/01/36 ........... 2,398,703
2,000,000 Denver City & County School District
No 1 Current Refunding GO,
Series B, (State Aid Withholding),
5 .00% , 12/01/26 ........... 2,013,992
7,250,000 University of Colorado Hospital
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 11/15/29 ........... 7,716,061
10,000,000 University of Colorado Hospital
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 11/15/31 ........... 10,899,318
150,087,057

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Connecticut — 4 .1%
$ 7,000,000 Connecticut State Health &
Educational Facilities Authority
Current Refunding Revenue
Bonds, Series 2,
5 .00% , 07/01/37 ........... $ 7,930,364
12,500,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series 2,
5 .00% , 07/01/64 ........... 13,731,017
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5 .00% , 07/01/40 ........... 5,167,805
11,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5 .00% , 07/01/27 ........... 11,241,219
5,260,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series U,
5 .00% , 07/01/33 (a) ......... 5,860,434
2,270,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Revenue Bonds, Series A,
5 .00% , 03/01/27 ........... 2,300,169
2,350,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Revenue Bonds, Series A,
5 .00% , 03/01/29 ........... 2,484,975
3,375,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Revenue Bonds, Series A,
5 .00% , 03/01/31 ........... 3,675,956
4,715,000 State of Connecticut GO, Series A,
5 .38% , 05/01/27 ........... 4,755,618
6,000,000 State of Connecticut Public
Improvements GO, Series A,
3 .85% , 09/15/27 ........... 5,976,544
5,000,000 State of Connecticut Public
Improvements GO, Series A,
4 .79% , 03/15/31 ........... 5,033,381
Principal
Amount Value
Connecticut (continued)
$ 10,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/28 ........... $ 10,458,437
10,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/29 ........... 10,636,898
8,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/30 ........... 8,632,340
10,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/31 ........... 10,906,204
10,000,000 State of Connecticut Public
Improvements GO, Series C,
5 .00% , 08/15/32 ........... 11,013,853
6,775,000 State of Connecticut Special Tax
Current Refunding Revenue
Bonds, Series B,
5 .00% , 07/01/30 ........... 7,298,005
10,000,000 State of Connecticut Special Tax
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 01/01/35 ........... 10,235,359
20,000,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5 .00% , 07/01/27 ........... 20,431,294
6,500,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5 .00% , 07/01/28 ........... 6,786,422
5,865,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5 .00% , 07/01/29 ........... 6,226,419
6,805,000 University of Connecticut University
& College Improvements
Revenue Bonds, Series A,
5 .00% , 02/15/32 ........... 7,462,515
6,900,000 University of Connecticut University
& College Improvements
Revenue Bonds, Series A,
5 .00% , 02/15/33 ........... 7,642,476
185,887,704
Delaware — 1 .2%
10,000,000 Delaware State Health Facilities
Authority Current Refunding
Revenue Bonds,
5 .00% , 10/01/45 ........... 10,246,641

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Delaware (continued)
$ 6,500,000 Delaware State Health Facilities
Authority Health Care Facilities
Revenue Bonds,
5 .00% , 10/01/44 ........... $ 6,837,200
6,780,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5 .00% , 07/01/27 ........... 6,929,915
7,705,000 State of Delaware Current Refunding
GO, Series A,
5 .00% , 10/01/27 ........... 7,918,249
3,375,000 University of Delaware Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/32 ........... 3,729,500
9,500,000 University of Delaware Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/34 ........... 10,656,479
7,500,000 University of Delaware Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/36 ........... 8,302,710
54,620,694
District of Columbia — 2 .6%
5,045,000 District of Columbia Cash Flow
Management GO, Series B,
5 .00% , 08/01/29 ........... 5,362,825
3,660,000 District of Columbia Current
Refunding Revenue Bonds, Series
C,
5 .00% , 12/01/26 ........... 3,688,481
3,500,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series B,
5 .00% , 10/01/27 ........... 3,596,422
4,280,000 District of Columbia Income Tax
Revenue Bonds, Series A,
5 .00% , 05/01/43 ........... 4,518,280
12,675,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 07/01/36 ........... 13,707,964
10,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 07/01/47 ........... 10,339,106
Principal
Amount Value
District of Columbia (continued)
$ 7,185,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3 .81% , 07/01/30 ........... $ 6,986,855
6,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3 .86% , 07/01/31 ........... 5,788,136
7,440,000 District of Columbia Public
Improvements GO, Series A,
5 .00% , 08/01/26 ........... 7,440,000
4,150,000 District of Columbia Public
Improvements GO, Series A,
5 .00% , 08/01/28 ........... 4,336,259
5,000,000 District of Columbia Public
Improvements GO, Series A,
5 .00% , 08/01/29 ........... 5,314,990
2,000,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 10/01/26 ........... 2,007,155
10,295,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5 .00% , 10/01/29 ........... 10,841,493
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5 .00% , 10/01/30 ........... 5,325,464
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5 .00% , 10/01/31 ........... 5,368,827
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5 .00% , 10/01/33 ........... 5,424,270
2,850,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5 .00% , 10/01/26 ........... 2,859,548
3,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5 .00% , 10/01/27 ........... 3,071,568

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
District of Columbia (continued)
$ 10,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5 .00% , 10/01/31 ........... $ 10,737,653
116,715,296
Florida — 0 .8%
5,000,000 Sarasota County Public Hospital
District Current Refunding
Revenue Bonds, Series A,
5 .00% , 07/01/30 ........... 5,337,872
10,000,000 State of Florida Current Refunding
GO, Series A,
5 .00% , 06/01/28 ........... 10,418,656
4,170,000 State of Florida Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5 .00% , 07/01/29 ........... 4,411,262
15,000,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/35 ........... 16,864,627
37,032,417
Georgia — 1 .8%
27,680,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4 .00% , 07/01/44 ........... 26,172,508
9,280,000 City of Atlanta Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5 .00% , 07/01/34 ........... 9,973,389
12,890,000 City of Atlanta Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5 .00% , 07/01/35 ........... 13,790,446
5,500,000 City of Atlanta Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/27 ........... 5,602,614
3,250,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/30 ........... 3,456,070
4,350,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/31 ........... 4,673,326
Principal
Amount Value
Georgia (continued)
$ 3,460,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/32 ........... $ 3,747,561
4,000,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/33 ........... 4,364,690
7,350,000 City of Atlanta GA Department of
Aviation Revenue Bonds, Series
B-1,
5 .00% , 07/01/34 ........... 8,060,436
79,841,040
Hawaii — 1 .5%
3,000,000 City & County of Honolulu Current
Refunding GO, Series G,
5 .00% , 07/01/29 ........... 3,187,464
3,190,000 City & County of Honolulu Current
Refunding GO, Series G,
5 .00% , 07/01/30 ........... 3,441,158
6,015,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5 .00% , 07/01/34 ........... 6,322,747
10,350,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5 .00% , 07/01/31 ........... 11,011,653
3,325,000 State of Hawaii Department of Budget
& Finance Current Refunding
Revenue Bonds, Series A,
5 .00% , 07/01/27 ........... 3,390,353
3,000,000 State of Hawaii Department of Budget
& Finance Current Refunding
Revenue Bonds, Series A,
5 .00% , 07/01/29 ........... 3,169,184
3,000,000 State of Hawaii Public Facilities GO,
Series GK,
4 .93% , 10/01/28 ........... 3,026,940
20,000,000 State of Hawaii Public Facilities GO,
Series GK,
5 .06% , 10/01/29 ........... 20,345,890
5,000,000 State of Hawaii Public Facilities GO,
Series GK,
5 .13% , 10/01/30 ........... 5,111,947
4,360,000 State of Hawaii Public Facilities GO,
Series GK,
5 .15% , 10/01/31 ........... 4,463,408
2,000,000 State of Hawaii Public Facilities GO,
Series GK,
5 .20% , 10/01/32 ........... 2,053,133
65,523,877

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Idaho — 0 .7%
$ 5,000,000 Idaho Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 03/01/33 ........... $ 5,427,541
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/28 ........... 5,213,886
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/29 ........... 5,308,057
5,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/31 ........... 6,007,190
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/33 ........... 5,565,667
5,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5 .00% , 06/01/34 ........... 6,169,800
33,692,141
Illinois — 0 .2%
2,500,000 Illinois Finance Authority Health Care
Facilities Revenue Bonds, Series
B,
5 .00% , 08/01/31 ........... 2,689,349
5,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Advance Refunding GO, Series E,
2 .53% , 12/01/32 ........... 4,379,665
7,069,014
Iowa — 0 .5%
3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5 .00% , 08/01/31 ........... 3,489,302
16,125,000 Iowa Finance Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% , 08/01/34 ........... 17,961,421
21,450,723
Kansas — 1 .1%
6,595,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
5 .00% , 05/01/38 ........... 7,216,928
Principal
Amount Value
Kansas (continued)
$ 10,510,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
Series SRF,
5 .00% , 05/01/30 ........... $ 11,299,075
13,325,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
Series SRF,
5 .00% , 05/01/32 ........... 14,687,678
12,000,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/26 ........... 12,022,432
2,000,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/27 ........... 2,050,877
4,410,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/28 ........... 4,615,099
51,892,089
Maryland — 2 .4%
5,015,000 County of Anne Arundel Public
Improvements GO,
5 .00% , 10/01/28 ........... 5,259,239
5,685,000 County of Baltimore Current
Refunding GO,
5 .00% , 02/01/29 ........... 5,998,835
4,290,000 County of Howard Refunding GO,
Series A,
5 .00% , 08/15/40 ........... 4,677,520
13,915,000 County of Montgomery Refunding
GO, Series A,
5 .00% , 08/01/36 ........... 14,910,360
4,200,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5 .00% , 06/01/30 ........... 4,515,547
4,310,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5 .00% , 06/01/31 ........... 4,695,090

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 4,630,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5 .00% , 06/01/32 ........... $ 5,099,298
4,860,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5 .00% , 06/01/33 ........... 5,406,356
20,000,000 State of Maryland School
Improvements GO, Series A,
5 .00% , 06/01/28 ........... 20,881,106
15,000,000 State of Maryland School
Improvements GO, Series A,
5 .00% , 06/01/36 ........... 16,231,647
12,875,000 State of Maryland School
Improvements GO, Series A,
5 .00% , 06/01/38 ........... 14,073,817
5,380,000 Washington Suburban Sanitary
Commission Water Utility
Improvements Revenue Bonds,
(County GTY),
5 .00% , 06/01/41 ........... 5,870,679
107,619,494
Massachusetts — 3 .8%
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5 .00% , 10/01/31 ........... 10,971,649
10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
A,
5 .00% , 05/01/53 ........... 10,200,036
10,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5 .00% , 02/01/32 ........... 11,003,506
9,450,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
B,
5 .00% , 02/01/40 ........... 10,350,726
7,500,000 Massachusetts Bay Transportation
Authority Sales Tax Transit
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/33 ........... 8,389,229
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/27 ........... 3,542,447
Principal
Amount Value
Massachusetts (continued)
$ 2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/28 ........... $ 2,590,200
2,160,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/29 ........... 2,283,956
2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5 .00% , 02/01/30 ........... 2,151,082
4,900,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5 .00% , 02/01/42 ........... 5,176,391
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5 .00% , 10/15/27 ........... 10,283,297
4,500,000 Massachusetts Development Finance
Agency Current Refunding
Revenue Bonds, Series A,
5 .00% , 02/15/27 ........... 4,557,166
4,000,000 Massachusetts Development Finance
Agency Current Refunding
Revenue Bonds, Series A,
5 .00% , 02/15/28 ........... 4,143,589
2,400,000 Massachusetts Development Finance
Agency Current Refunding
Revenue Bonds, Series A,
5 .00% , 02/15/29 ........... 2,534,786
2,500,000 Massachusetts Development Finance
Agency Current Refunding
Revenue Bonds, Series A,
5 .00% , 02/15/34 ........... 2,802,623
17,830,000 Massachusetts Development Finance
Agency Health Care Facilities
Revenue Bonds, Series T,
5 .00% , 03/01/34 ........... 19,981,034
15,000,000 Massachusetts Development Finance
Agency Refunding Revenue
Bonds, Series B,
5 .00% , 02/15/34 ........... 16,815,740
8,575,000 Massachusetts Development Finance
Agency University & College
Improvements Revenue Bonds,
Series A-1,
5 .00% , 05/15/55 ........... 9,374,294

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5 .00% , 07/01/33 ........... $ 5,382,900
5,440,000 Massachusetts School Building
Authority Cash Flow
Management Revenue Bonds,
Series B,
5 .00% , 02/15/27 ........... 5,509,398
7,300,000 Massachusetts School Building
Authority Cash Flow
Management Revenue Bonds,
Series B,
5 .00% , 02/15/31 ........... 7,958,840
2,500,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5 .00% , 08/01/27 ........... 2,559,110
2,160,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5 .00% , 08/01/29 ........... 2,300,558
5,000,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series D,
5 .00% , 08/01/31 ........... 5,484,531
5,000,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series D,
5 .00% , 08/01/33 ........... 5,607,502
171,954,590
Michigan — 0 .2%
6,900,000 Michigan State Building Authority
Refunding Revenue Bonds, Series
I,
5 .00% , 04/15/31 ........... 7,476,609
Minnesota — 0 .6%
5,390,000 State of Minnesota School
Improvements GO, Series A,
5 .00% , 08/01/33 ........... 6,010,038
7,360,000 State of Minnesota School
Improvements GO, Series A,
Group 2,
5 .00% , 08/01/38 ........... 7,899,746
Principal
Amount Value
Minnesota (continued)
$ 6,570,000 University of Minnesota Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/35 ........... $ 7,364,339
6,130,000 University of Minnesota Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/36 ........... 6,891,510
28,165,633
Missouri — 1 .4%
4,360,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 11/15/29 ........... 4,582,840
2,000,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/15/30 ........... 2,134,767
2,000,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/15/31 ........... 2,159,808
2,500,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/15/32 ........... 2,725,728
2,500,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 11/15/32 ........... 2,706,908
14,500,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 04/01/33 ........... 15,875,525
10,245,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/01/33 ........... 11,224,035
2,860,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/15/33 ........... 3,145,133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Missouri (continued)
$ 4,740,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 05/15/34 ........... $ 5,242,702
10,500,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 04/01/36 ........... 11,619,001
61,416,447
Nebraska — 0 .0%
2,345,000 Metropolitan Utilities District of
Omaha Water System Revenue
Bonds,
5 .00% , 12/01/27 ........... 2,418,508
New Hampshire — 0 .5%
20,000,000 New Hampshire Health and Education
Facilities Authority Act University
& College Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/32 ........... 22,165,608
New Jersey — 7 .8%
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5 .00% , 01/15/27 ........... 1,010,699
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5 .00% , 01/15/28 ........... 1,033,430
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5 .00% , 01/15/29 ........... 1,054,080
1,815,000 New Jersey Educational Facilities
Authority Advance Refunding
Revenue Bonds, Series I,
5 .00% , 07/01/34 ........... 1,844,032
12,210,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/28 ........... 12,748,032
Principal
Amount Value
New Jersey (continued)
$ 7,735,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/34 ........... $ 8,694,534
7,585,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5 .00% , 07/01/35 ........... 8,573,377
6,665,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5 .00% , 03/01/27 ........... 6,763,600
4,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5 .00% , 03/01/28 ........... 4,151,313
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 03/01/27 ........... 10,147,937
15,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 07/01/64 ........... 16,211,955
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5 .00% , 03/01/30 ........... 10,728,268
18,800,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5 .00% , 03/01/36 ........... 20,796,776
10,000,000 New Jersey Health Care Facilities
Financing Authority Current
Refunding Revenue Bonds, Series
B,
5 .00% , 07/01/34 ........... 11,053,603
15,000,000 New Jersey Health Care Facilities
Financing Authority Health Care
Facilities Revenue Bonds, Series
A,
5 .00% , 07/01/29 ........... 15,850,218
10,200,000 New Jersey Health Care Facilities
Financing Authority Health Care
Facilities Revenue Bonds, Series
A,
5 .00% , 07/01/32 ........... 11,156,167

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 3,815,000 New Jersey Health Care Facilities
Financing Authority Health Care
Facilities Revenue Bonds, Series
A,
5 .00% , 07/01/36 ........... $ 4,218,597
10,000,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds, Series
A-2,
5 .00% , 09/01/47 ........... 10,458,379
9,000,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 06/15/33 ........... 9,886,134
13,695,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series AA,
4 .00% , 06/15/40 ........... 13,062,099
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5 .00% , 06/15/31 ........... 3,468,299
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5 .00% , 06/15/32 ........... 7,852,284
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5 .00% , 06/15/33 ........... 5,394,173
12,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% , 01/01/34 ........... 13,320,854
5,410,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .48% , 01/01/28 ........... 5,199,955
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/27 ........... 1,009,021
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .28% , 01/01/27 ........... 8,891,998
Principal
Amount Value
New Jersey (continued)
$ 5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1 .81% , 01/01/30 ........... $ 5,021,519
4,250,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series E,
5 .00% , 01/01/32 ........... 4,364,824
10,000,000 New Jersey Turnpike Authority Cash
Flow Management Revenue
Bonds, Series B,
5 .00% , 01/01/31 ........... 10,802,391
18,500,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/28 ........... 19,066,218
9,000,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/29 ........... 9,469,490
25,000,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/31 ........... 27,005,978
8,050,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 01/01/36 ........... 9,029,797
3,755,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5 .00% , 01/01/29 ........... 3,950,882
3,400,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5 .00% , 01/01/30 ........... 3,628,921
5,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 01/01/43 ........... 5,893,897
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 01/01/29 ........... 2,522,134
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 01/01/34 ........... 4,027,797

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 5,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5 .00% , 01/01/44 ........... $ 5,286,050
12,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5 .00% , 01/01/46 ........... 12,525,259
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1 .66% , 05/01/28 ........... 1,903,893
349,078,864
New York — 7 .6%
8,360,000 City of New York Current Refunding
GO, Series A-1,
5 .00% , 08/01/30 ........... 8,950,458
15,000,000 City of New York Current Refunding
GO, Series B-2,
4 .06% , 08/01/26 ........... 15,000,000
25,000,000 City of New York Current Refunding
GO, Series F-2,
4 .12% , 08/01/26 ........... 25,000,000
12,335,000 City of New York Public
Improvements GO, Series B-2,
5 .31% , 10/01/27 ........... 12,475,459
8,890,000 City of New York Public
Improvements GO, Subseries
D-2,
3 .66% , 12/01/26 ........... 8,871,463
19,825,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4 .57% , 04/01/28 ........... 19,874,660
7,500,000 City of New York Refunding GO,
Subseries F-1,
5 .00% , 08/01/31 ........... 8,096,396
8,000,000 City of New York Refunding GO,
Subseries F-1,
5 .00% , 08/01/34 ........... 8,800,383
10,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5 .00% , 03/15/30 ........... 10,709,460
20,000,000 Empire State Development Corp.
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/36 ........... 22,121,390
Principal
Amount Value
New York (continued)
$ 10,000,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 11/15/27 ........... $ 10,318,832
9,000,000 New York City Municipal Water
Finance Authority Water Utility
Improvements Revenue Bonds,
Series BB,
5 .00% , 06/15/47 ........... 9,420,925
15,000,000 New York City Transitional Finance
Authority Current Refunding
Revenue Bonds, Series 1,
5 .00% , 11/01/29 ........... 16,005,105
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds, Series 1,
5 .00% , 11/01/35 ........... 5,557,442
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds,
5 .00% , 02/01/31 ........... 9,086,470
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-2,
4 .90% , 02/01/32 ........... 10,024,720
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .00% , 11/01/28 ........... 14,111,728
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .05% , 11/01/29 ........... 15,152,526
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .15% , 11/01/30 ........... 15,209,325
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .25% , 11/01/31 ........... 10,189,299
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5 .35% , 11/01/32 ........... 14,345,395
2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5 .00% , 05/01/27 ........... 2,035,694

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
New York (continued)
$ 9,335,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series I,
5 .27% , 05/01/34 ........... $ 9,491,070
10,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/36 ........... 11,119,670
10,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/39 ........... 10,677,993
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/29 ........... 10,479,284
6,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/30 ........... 6,877,656
10,210,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/31 ........... 10,834,266
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/32 ........... 10,776,791
341,613,860
North Carolina — 2 .8%
3,000,000 City of Charlotte GO, Series A,
4 .75% , 06/01/33 ........... 2,980,134
11,455,000 City of Charlotte NC Water & Sewer
System Revenue Refunding
Revenue Bonds,
5 .00% , 07/01/32 ........... 12,698,407
8,615,000 City of Charlotte NC Water & Sewer
System Revenue Refunding
Revenue Bonds,
5 .00% , 07/01/37 ........... 9,731,503
1,235,000 City of Charlotte Water & Sewer
System Refunding Revenue
Bonds,
5 .00% , 07/01/27 ........... 1,261,846
3,575,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5 .00% , 12/01/33 ........... 4,013,228
Principal
Amount Value
North Carolina (continued)
$ 3,535,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5 .00% , 12/01/34 ........... $ 3,996,503
4,305,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5 .00% , 12/01/35 ........... 4,890,518
10,250,000 County of Cabarrus Current
Refunding Revenue Bonds, Series
A,
5 .00% , 08/01/32 ........... 11,301,874
15,000,000 County of Guilford School
Improvements GO,
5 .00% , 03/01/35 ........... 16,983,042
11,285,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5 .00% , 02/01/27 ........... 11,417,344
11,195,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5 .00% , 02/01/29 ........... 11,806,909
11,645,000 County of Mecklenburg GO,
5 .00% , 09/01/26 ........... 11,666,019
6,000,000 North Carolina Medical Care
Commission Current Refunding
Revenue Bonds, Series A,
5 .00% , 06/01/37 ........... 6,574,298
14,000,000 North Carolina Medical Care
Commission Revenue Bonds,
Series 1,
5 .00% , 08/01/35 ........... 15,468,100
124,789,725
Ohio — 4 .8%
2,000,000 City of Columbus Public
Improvements GO, Series A,
5 .00% , 08/15/26 ........... 2,001,511
5,025,000 Ohio State University Current
Refunding Revenue Bonds, Series
A,
5 .00% , 06/01/35 ........... 5,648,790
5,500,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/30 ........... 5,919,420

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 11,735,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/31 ........... $ 12,794,524
11,885,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/32 ........... 13,089,667
14,975,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/33 ........... 16,639,041
14,035,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Sewer Improvements
Revenue Bonds,
5 .00% , 06/01/34 ........... 15,712,267
7,640,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/47 ........... 8,019,778
2,500,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/30 ........... 2,692,526
2,500,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/30 ........... 2,711,496
3,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/31 ........... 3,272,273
6,825,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/32 ........... 7,524,440
5,360,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/32 ........... 5,940,018
5,940,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/33 ........... 6,626,918
Principal
Amount Value
Ohio (continued)
$ 5,930,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/34 ........... $ 6,643,020
6,820,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/34 ........... 7,662,638
10,215,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/35 ........... 11,513,833
4,720,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/35 ........... 5,295,104
3,005,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/36 ........... 3,394,437
5,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 06/01/36 ........... 5,584,741
10,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 12/01/41 ........... 10,802,799
5,615,000 State of Ohio Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/30 ........... 6,071,487
4,000,000 State of Ohio Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/32 ........... 4,418,053
3,500,000 State of Ohio Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/33 ........... 3,902,249
2,500,000 State of Ohio Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/34 ........... 2,804,405
3,825,000 State of Ohio Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 01/01/29 ........... 4,011,654
8,080,000 State of Ohio School Improvements
GO, Series A,
5 .00% , 06/15/32 ........... 8,902,347

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 11,025,000 State of Ohio University & College
Improvements GO, Series A,
5 .00% , 05/01/33 ........... $ 12,254,731
10,805,000 State of Ohio University & College
Improvements GO, Series A,
5 .00% , 05/01/34 ........... 12,097,457
213,951,624
Oklahoma — 0 .8%
8,420,000 City of Oklahoma Public
Improvements GO,
5 .00% , 03/01/29 ........... 8,901,887
8,420,000 City of Oklahoma Public
Improvements GO,
5 .00% , 03/01/30 ........... 9,039,138
8,420,000 City of Oklahoma Public
Improvements GO,
5 .00% , 03/01/34 ........... 9,305,340
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3 .68% , 07/01/29 ........... 5,552,501
2,750,000 Oklahoma Water Resources Board
Water Utility Improvements
Revenue Bonds, Series A,
5 .00% , 04/01/31 ........... 2,989,954
35,788,820
Oregon — 0 .8%
3,350,000 City of Portland Water System
Revenue Bonds, Series A,
5 .00% , 05/01/30 ........... 3,603,735
15,000,000 Metro Recreational Facilities
Improvements GO,
5 .00% , 06/01/27 ........... 15,295,265
15,000,000 Metro Recreational Facilities
Improvements GO,
5 .00% , 06/01/28 ........... 15,641,932
34,540,932
Pennsylvania — 2 .2%
11,500,000 Commonwealth of Pennsylvania
Current Refunding GO,
4 .00% , 02/15/34 ........... 11,876,119
10,000,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5 .00% , 09/01/26 ........... 10,017,819
5,000,000 Pennsylvania Higher Educational
Facilities Authority University &
College Improvements Revenue
Bonds, Series A,
5 .00% , 02/15/35 ........... 5,636,809
Principal
Amount Value
Pennsylvania (continued)
$ 7,325,000 Pennsylvania State University
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/30 ........... $ 7,900,639
9,105,000 Pennsylvania State University
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/31 ........... 9,940,389
12,020,000 Philadelphia Authority for Industrial
Development Health Care
Facilities Revenue Bonds, Series
A,
5 .00% , 07/01/45 ........... 12,573,040
15,000,000 Philadelphia Authority for Industrial
Development Health Care
Facilities Revenue Bonds, Series
A,
4 .00% , 07/01/49 ........... 13,534,463
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/27 ........... 6,013,799
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/28 ........... 6,533,605
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/29 ........... 8,998,856
6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5 .00% , 07/01/30 ........... 6,981,351
100,006,889
South Carolina — 0 .4%
3,695,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/32 ........... 4,070,768
4,290,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/35 ........... 4,776,684
2,000,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5 .00% , 11/01/33 ........... 2,187,808

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
South Carolina (continued)
$ 6,475,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5 .00% , 11/01/34 ........... $ 7,082,712
18,117,972
South Dakota — 0 .2%
7,955,000 South Dakota Health & Educational
Facilities Authority Revenue
Bonds, Series A,
5 .00% , 07/01/31 ........... 8,538,171
Tennessee — 0 .8%
2,500,000 Metropolitan Government Nashville
& Davidson County Health &
Educational Facs Bd University &
College Improvements Revenue
Bonds,
5 .00% , 10/01/34 ........... 2,810,689
20,000,000 Metropolitan Government Nashville
& Davidson County Health &
Educational Facs Bd University &
College Improvements Revenue
Bonds,
5 .00% , 10/01/38 ........... 22,280,158
8,195,000 Metropolitan Government Nashville
& Davidson County Health &
Educational Facs Bd University &
College Improvements Revenue
Bonds,
5 .00% , 10/01/41 ........... 8,963,902
34,054,749
Texas — 25 .7%
10,000,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5 .00% , 08/15/29 ........... 10,622,514
14,700,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5 .00% , 08/15/35 ........... 16,338,658
7,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/26 ........... 7,005,362
17,250,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/28 ........... 18,023,359
Principal
Amount Value
Texas (continued)
$ 5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/31 ........... $ 5,451,152
6,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/32 ........... 6,605,540
15,520,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00% , 08/15/39 ........... 17,015,631
7,470,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5 .00% , 08/15/31 ........... 8,144,021
10,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5 .00% , 08/15/33 ........... 11,107,080
1,820,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5 .00% , 08/15/38 ........... 1,982,803
5,000,000 City of Austin Airport System Revenue
Bonds,
5 .00% , 11/15/28 ........... 5,203,908
125,000 City of Austin TX Water &
Wastewater System Revenue  Pre-
refunded Advance Refunding
Revenue Bonds,
5 .00% , 11/15/26 (b) ......... 125,767
3,530,000 City of Austin TX Water &
Wastewater System Revenue
Advance Refunding Revenue
Bonds,
5 .00% , 11/15/27 ........... 3,635,389
4,875,000 City of Austin TX Water &
Wastewater System Revenue
Advance Refunding Revenue
Bonds,
5 .00% , 11/15/29 ........... 4,905,384
7,450,000 City of El Paso TX Water & Sewer
Revenue Current Refunding
Revenue Bonds,
5 .00% , 03/01/34 ........... 8,186,634
10,000,000 City of El Paso TX Water & Sewer
Revenue Current Refunding
Revenue Bonds,
5 .00% , 03/01/36 ........... 10,955,489

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 10,520,000 City of El Paso TX Water & Sewer
Revenue Current Refunding
Revenue Bonds,
5 .00% , 03/01/37 ........... $ 11,443,236
5,000,000 City of El Paso TX Water & Sewer
Revenue Current Refunding
Revenue Bonds,
5 .00% , 03/01/39 ........... 5,362,606
5,000,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5 .00% , 03/01/46 ........... 5,164,219
17,095,000 Comal Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/35 ........... 18,929,938
2,000,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/27 ........... 2,025,738
2,000,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/30 ........... 2,139,204
6,730,000 County of Collin Public Facilities GO,
5 .00% , 02/15/27 ........... 6,817,326
3,340,000 County of Collin Public Facilities GO,
5 .00% , 02/15/35 ........... 3,735,471
2,500,000 County of Collin Public Facilities GO,
5 .00% , 02/15/36 ........... 2,804,748
10,890,000 County of Collin Public Facilities GO,
5 .00% , 02/15/38 ........... 12,002,923
5,145,000 County of Harris Refunding GO,
Series A,
5 .00% , 09/15/29 ........... 5,464,528
5,000,000 County of Harris Refunding GO,
Series A,
5 .00% , 09/15/30 ........... 5,375,759
7,000,000 County of Harris Refunding GO,
Series A,
5 .00% , 09/15/31 ........... 7,609,417
6,085,000 County of Harris Refunding GO,
Series A,
5 .00% , 09/15/33 ........... 6,715,423
2,500,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/26 ........... 2,501,609
2,250,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/27 ........... 2,303,597
Principal
Amount Value
Texas (continued)
$ 6,350,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/28 ........... $ 6,625,838
3,250,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/29 ........... 3,447,588
2,500,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/30 ........... 2,689,118
5,000,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/31 ........... 5,440,885
6,695,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/32 ........... 7,349,337
3,000,000 County of Harris Toll Road Revenue
Bonds, Series A,
5 .00% , 08/15/33 ........... 3,319,069
10,000,000 County of Travis Public Improvements
GO,
5 .00% , 03/01/27 ........... 10,138,737
9,500,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/31 ........... 10,303,110
5,000,000 Cypress-Fairbanks Independent School
District School Improvements
GO, Series B, (PSF-GTD),
4 .00% , 02/15/44 ........... 4,737,178
5,735,000 Dallas Independent School District
Cash Flow Management GO,
Series C, (PSF-GTD),
5 .00% , 02/15/33 ........... 6,330,038
5,000,000 Dallas Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5 .00% , 02/15/33 ........... 5,518,778
5,000,000 Dallas Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5 .00% , 02/15/34 ........... 5,562,051
5,000,000 Dallas Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5 .00% , 02/15/35 ........... 5,592,588
5,000,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/34 ........... 5,547,984

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 16,460,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/48 ........... $ 16,987,813
4,750,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/30 ........... 5,101,105
3,750,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/31 ........... 4,069,772
4,500,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/32 ........... 4,935,497
5,000,000 Fort Bend Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5 .00% , 08/15/26 ........... 5,003,627
5,000,000 Frisco Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/15/30 ........... 5,342,806
5,500,000 Frisco Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/15/31 ........... 5,952,829
5,000,000 Frisco Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/15/32 ........... 5,466,615
10,880,000 Grapevine-Colleyville Independent
School District Current
Refunding GO, (PSF-GTD),
5 .00% , 08/15/29 ........... 11,576,209
6,510,000 Grapevine-Colleyville Independent
School District Current
Refunding GO, (PSF-GTD),
5 .00% , 08/15/30 ........... 7,011,710
10,365,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/29 ........... 10,904,948
3,100,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/30 ........... 3,309,317
Principal
Amount Value
Texas (continued)
$ 9,850,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/37 ........... $ 10,525,699
9,000,000 Harris County Flood Control District
Refunding GO,
5 .00% , 09/15/29 ........... 9,561,704
6,000,000 Harris County Flood Control District
Refunding GO,
5 .00% , 09/15/30 ........... 6,450,910
2,500,000 Houston Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5 .00% , 02/15/27 ........... 2,530,041
8,635,000 Judson Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/01/32 ........... 9,419,272
17,090,000 Judson Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5 .00% , 02/01/33 ........... 18,793,950
6,565,000 Katy Independent School District
Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/34 ........... 7,277,402
5,000,000 Katy Independent School District
Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/37 ........... 5,569,365
5,000,000 Katy Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/46 ........... 5,266,186
5,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/30 ........... 5,380,603
11,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/32 ........... 12,078,999
10,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/33 ........... 11,076,239
5,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/01/35 ........... 5,587,005

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/27 ........... $ 5,061,946
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/28 ........... 5,173,447
5,000,000 Lewisville Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/28 ........... 5,225,274
10,000,000 Lone Star College System Advance
Refunding GO,
5 .00% , 02/15/29 ........... 10,009,171
9,060,000 Mesquite Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/15/34 ........... 10,144,303
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/30 ........... 2,692,669
4,000,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/31 ........... 4,356,635
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/34 ........... 2,782,065
19,010,000 Metropolitan Transit Authority of
Harris County Sales & Use Tax
Transit Improvements Revenue
Bonds,
5 .00% , 11/01/27 ........... 19,544,419
5,140,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/30 ........... 5,533,269
6,085,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/31 ........... 6,624,760
5,245,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/32 ........... 5,759,486
Principal
Amount Value
Texas (continued)
$ 2,900,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/33 ........... $ 3,214,022
5,500,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 08/01/34 ........... 6,135,759
4,925,000 North Texas Municipal Water District
Refunding Revenue Bonds,
5 .00% , 06/01/29 ........... 5,202,187
5,170,000 North Texas Municipal Water District
Refunding Revenue Bonds,
5 .00% , 06/01/30 ........... 5,540,410
5,985,000 North Texas Municipal Water District
Refunding Revenue Bonds,
5 .00% , 06/01/33 ........... 6,599,587
4,600,000 North Texas Municipal Water District
Refunding Revenue Bonds,
5 .00% , 06/01/35 ........... 5,128,529
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/31 ........... 5,450,593
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/32 ........... 5,499,600
10,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/33 ........... 11,093,445
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/34 ........... 5,580,255
9,500,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5 .00% , 09/01/37 ........... 10,442,523
13,420,000 Permanent University Fund - Texas
A&M University System Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/27 ........... 13,699,626
6,000,000 Permanent University Fund - Texas
A&M University System Current
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/32 ........... 6,597,680

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 14,110,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5 .00% , 07/01/36 ........... $ 15,216,577
2,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/27 ........... 2,042,765
2,550,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/28 ........... 2,661,394
10,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/31 ........... 10,886,922
12,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/32 ........... 13,745,166
10,610,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/33 ........... 11,772,457
15,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/35 ........... 16,819,241
14,995,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/36 ........... 16,851,284
7,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/40 ........... 8,014,315
10,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/41 ........... 10,642,975
Principal
Amount Value
Texas (continued)
$ 6,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5 .00% , 07/01/27 ........... $ 6,131,027
6,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5 .00% , 07/01/30 ........... 6,994,794
4,425,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5 .00% , 07/01/31 ........... 4,823,789
2,500,000 Richardson Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/31 ........... 2,703,630
2,800,000 Richardson Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/32 ........... 3,065,770
4,830,000 Richardson Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/33 ........... 5,337,129
5,250,000 Richardson Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/34 ........... 5,843,856
5,800,000 Richardson Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/35 ........... 6,487,402
4,155,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/30 ........... 4,444,196
6,000,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5 .00% , 02/15/37 ........... 6,654,538
3,500,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/35 ........... 3,914,811
5,575,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/15/38 ........... 6,075,197

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,500,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/28 ........... $ 2,610,111
4,600,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/31 ........... 5,010,130
2,685,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/32 ........... 2,949,479
3,250,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 08/15/33 ........... 3,596,443
5,000,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series C,
5 .00% , 05/15/29 ........... 5,288,733
2,145,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series C,
5 .00% , 05/15/30 ........... 2,302,902
9,450,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5 .00% , 02/01/29 ........... 9,964,422
12,935,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/31 ........... 14,069,393
5,000,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/33 ........... 5,542,922
3,250,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 08/15/34 ........... 3,626,368
5,745,000 State of Texas GO, Series A,
5 .00% , 08/01/40 ........... 6,036,125
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2 .18% , 10/01/27 ........... 4,891,184
5,000,000 State of Texas Refunding GO, Series B,
1 .94% , 10/01/31 ........... 4,404,818
18,500,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5 .00% , 03/01/31 ........... 20,055,950
Principal
Amount Value
Texas (continued)
$ 15,160,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5 .00% , 03/01/34 ........... $ 16,850,807
7,730,000 Tarrant Regional Water District Water
Utility Improvements Revenue
Bonds,
5 .00% , 09/01/30 ........... 8,328,641
3,000,000 Texas A&M University & College
Improvements Revenue Bonds,
5 .00% , 05/15/30 ........... 3,220,345
2,000,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 05/15/33 ........... 2,217,831
9,000,000 Texas A&M University University &
College Improvements Revenue
Bonds, Series A,
5 .00% , 05/15/33 ........... 9,980,240
4,500,000 Texas Department of Transportation
State Highway Fund Refunding
Revenue Bonds,
5 .00% , 04/01/32 ........... 4,958,690
10,170,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/28 ........... 10,555,480
4,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/29 ........... 4,210,959
4,100,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/30 ........... 4,379,247
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/33 ........... 8,271,259
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/34 ........... 8,332,627
6,700,000 Texas State University System
University & College
Improvements Revenue Bonds,
5 .00% , 03/15/37 ........... 7,309,482
2,750,000 Texas State University System
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 03/15/30 ........... 2,937,300

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 4,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 03/15/31 ........... $ 4,867,723
5,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 03/15/32 ........... 5,463,471
2,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 03/15/33 ........... 2,757,086
17,185,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 02/15/30 ........... 18,370,377
15,000,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 02/15/32 ........... 16,425,366
15,000,000 Texas Transportation Commission
Current Refunding GO,
5 .00% , 04/01/32 ........... 16,440,360
4,090,000 Texas Transportation Commission
Current Refunding GO,
5 .00% , 04/01/33 ........... 4,522,175
5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5 .00% , 08/01/40 ........... 5,406,859
2,500,000 Tomball Independent School District
School Improvements GO,
(PSF-GTD),
5 .00% , 02/15/29 ........... 2,632,740
4,085,000 Trinity River Authority Central
Regional Sewer Improvements
Revenue Bonds, Series A,
5 .00% , 08/01/36 ........... 4,550,103
8,855,000 Trinity River Authority Central
Regional Sewer Improvements
Revenue Bonds, Series A,
5 .00% , 08/01/37 ........... 9,782,612
4,480,000 Trinity River Authority Central
Regional Sewer Improvements
Revenue Bonds, Series A,
5 .00% , 08/01/38 ........... 4,911,576
Principal
Amount Value
Texas (continued)
$ 11,040,000 Trinity River Authority Central
Regional Sewer Improvements
Revenue Bonds, Series A,
5 .00% , 08/01/39 ........... $ 12,001,949
8,225,000 Trinity River Authority Central
Regional Sewer Improvements
Revenue Bonds, Series A,
5 .00% , 08/01/40 ........... 8,879,446
1,156,620,981
Utah — 1 .0%
2,500,000 City of Salt Lake City Airport Revenue
Bonds, Series A,
5 .00% , 07/01/30 ........... 2,649,085
10,000,000 City of Salt Lake City Airport Revenue
Bonds, Series A,
5 .00% , 07/01/33 ........... 10,609,636
3,710,000 Davis School District School
Improvements GO, (School
Board GTY),
5 .00% , 06/01/31 ........... 4,048,630
12,200,000 University of Utah University &
College Improvements Revenue
Bonds, Series A,
5 .00% , 08/01/31 ........... 13,318,794
11,640,000 University of Utah University &
College Improvements Revenue
Bonds, Series A,
5 .00% , 08/01/32 ........... 12,843,222
43,469,367
Virginia — 3 .6%
6,790,000 City of Norfolk Recreation Facilities
Improvements GO, Series A,
(State Aid Withholding),
5 .00% , 09/01/31 ........... 7,445,812
5,135,000 City of Norfolk Recreation Facilities
Improvements GO, Series A,
(State Aid Withholding),
5 .00% , 09/01/32 ........... 5,694,128
16,395,000 City of Norfolk Recreation Facilities
Improvements GO, Series A,
(State Aid Withholding),
5 .00% , 09/01/33 ........... 18,368,014
3,500,000 City of Norfolk Recreation Facilities
Improvements GO, Series A,
(State Aid Withholding),
5 .00% , 09/01/35 ........... 3,929,500
6,250,000 County of Fairfax Current Refunding
GO, Series B, (State Aid
Withholding),
5 .00% , 10/01/28 ........... 6,556,941

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 10,360,000 County of Fairfax Current Refunding
GO, Series B, (State Aid
Withholding),
5 .00% , 10/01/29 ........... $ 11,055,259
4,285,000 County of Fairfax Current Refunding
GO, Series B, (State Aid
Withholding),
5 .00% , 10/01/30 ........... 4,642,281
16,640,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
4 .00% , 10/01/31 ........... 17,473,979
14,745,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
4 .00% , 10/01/33 ........... 15,503,409
10,045,000 County of Loudoun Public Facilities
GO, Series A,
5 .00% , 12/01/34 ........... 11,357,184
9,265,000 County of Loudoun Public Facilities
GO, Series A,
5 .00% , 12/01/39 ........... 10,097,171
17,900,000 Fairfax County Industrial
Development Authority Health
Care Facilities Revenue Bonds,
5 .00% , 05/15/32 ........... 19,664,629
3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5 .00% , 07/01/35 ........... 3,259,842
2,750,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 02/01/27 ........... 2,782,522
6,000,000 Virginia Commonwealth
Transportation Board Current
Refunding Revenue Bonds,
5 .00% , 03/15/29 ........... 6,339,437
5,805,000 Virginia Commonwealth
Transportation Board Current
Refunding Revenue Bonds,
5 .00% , 03/15/30 ........... 6,218,491
4,000,000 Virginia Commonwealth
Transportation Board Current
Refunding Revenue Bonds,
5 .00% , 03/15/31 ........... 4,340,853
Principal
Amount Value
Virginia (continued)
$ 8,500,000 Virginia Resources Authority Clean
Water Revolving Fund Current
Refunding Revenue Bonds,
5 .00% , 10/01/26 ........... $ 8,530,424
163,259,876
Washington — 4 .8%
9,000,000 County of King School District
No 411 Issaquah School
Improvements GO, (School
Board GTY),
5 .00% , 12/01/32 ........... 9,245,716
6,250,000 King & Snohomish Counties School
District No 417 Northshore
School Improvements GO,
(School Board GTY),
5 .00% , 12/01/26 ........... 6,295,788
2,270,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5 .00% , 12/01/29 ........... 2,425,113
20,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5 .00% , 08/01/37 ........... 21,740,286
5,620,000 State of Washington GO, Series T,
4 .74% , 08/01/26 ........... 5,620,000
15,000,000 State of Washington Public
Improvements GO, Series T,
4 .12% , 08/01/26 ........... 15,000,000
24,710,000 State of Washington School
Improvements GO, Series
2024-A,
5 .00% , 08/01/42 ........... 26,235,222
15,000,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/29 ........... 15,954,300
15,000,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/30 ........... 16,177,016
8,250,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/31 ........... 9,009,761
15,000,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/32 ........... 16,557,451
15,000,000 State of Washington School
Improvements GO, Series A,
5 .00% , 08/01/33 ........... 16,723,530

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
Washington (continued)
$ 15,000,000 State of Washington School
Improvements GO, Series A-2,
5 .00% , 08/01/39 ........... $ 15,962,469
20,000,000 State of Washington School
Improvements GO, Series C,
5 .00% , 02/01/35 ........... 22,227,314
15,000,000 State of Washington School
Improvements GO, Series C,
5 .00% , 02/01/46 ........... 15,778,274
214,952,240
Wisconsin — 1 .1%
5,780,000 State of Wisconsin Crossover
Refunding GO, Series 2,
5 .00% , 11/01/27 ........... 5,882,447
13,780,000 State of Wisconsin GO, Series A,
5 .00% , 05/01/38 ........... 14,740,682
10,000,000 State of Wisconsin Pre-refunded
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/27 (b) ......... 10,166,557
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5 .00% , 05/01/32 ........... 8,675,692
10,000,000 State of Wisconsin Water Utility
Improvements GO, Series A,
5 .00% , 05/01/36 ........... 11,068,257
50,533,635
Total Municipal Bonds
(Cost $4,364,281,609)
4,320,445,759
CORPORATE BONDS — 1.3%
United States — 1 .3%
8,000,000 Brown University, Series A,
1 .91% , 09/01/30 ........... 7,158,696
5,000,000 J Paul Getty Trust (The),
4 .91% , 04/01/35 ........... 4,911,930
5,000,000 Leland Stanford Junior University
(The),
1 .29% , 06/01/27 ........... 4,877,546
6,400,000 Leland Stanford Junior University
(The),
4 .68% , 03/01/35 ........... 6,229,273
9,275,000 Northwestern University,
4 .94% , 12/01/35 ........... 9,097,908
3,000,000 President and Fellows of Harvard
College,
4 .89% , 03/15/30 ........... 3,021,732
Principal
Amount Value
United States (continued)
$ 20,000,000 SSM Health Care Corp.,
4 .89% , 06/01/28 ........... $ 20,049,416
1,800,000 Trustees of Princeton University (The),
4 .65% , 07/01/30 ........... 1,800,007
Total Corporate Bonds
(Cost $58,493,516)
57,146,508
Shares
INVESTMENT COMPANY — 2.9%
131,179,067 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 3 .62% (c) 131,179,067
Total Investment Company
(Cost $131,179,067)
131,179,067
TOTAL INVESTMENTS — 100.3%
(Cost $4,553,954,192)
$ 4,508,771,334
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.3)%
(11,458,798)
NET ASSETS — 100.0%
$ 4,497,312,536
(a) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(b) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c) The rate shown represents the current yield as of July 31, 2026.
AGM — Assured Guaranty Municipal Corp.
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee